UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-06501

Name of Fund:  BlackRock MuniYield Michigan Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield Michigan Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield Michigan Insured Fund II, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                       Value
Michigan - 136.8%      $  2,400    Adrian, Michigan, City School District, GO, 5% due 5/01/2014 (d)(f)                $     2,555

                          2,000    Anchor Bay, Michigan, School District, School Building and Site, GO, Series I, 6%
                                   due 5/01/2009 (c)(f)                                                                     2,075

                          3,165    Anchor Bay, Michigan, School District, School Building and Site, GO, Series II,
                                   5.75% due 5/01/2010 (c)(f)                                                               3,325

                          2,275    Bay City, Michigan, School District, School Building and Site, GO, 5% due
                                   5/01/2031 (d)                                                                            2,366

                          2,150    Bullock Creek, Michigan, School District, GO, 5.50% due 5/01/2010 (e)(f)                 2,245

                          3,850    Charlotte, Michigan, Public School District, GO, 5.375% due 5/01/2009 (c)(f)             3,955

                          2,420    Delta County, Michigan, Economic Development Corporation, Environmental
                                   Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25%
                                   due 4/15/2012 (f)                                                                        2,664

                          2,000    Detroit, Michigan, City School District, GO (School Building and Site
                                   Improvement), Refunding, Series A, 5% due 5/01/2021 (d)                                  2,089

                          2,000    Detroit, Michigan, City School District, GO (School Building and Site
                                   Improvement), Series A, 5% due 5/01/2013 (c)(f)                                          2,115

                          1,480    Detroit, Michigan, City School District, GO (School Building and Site
                                   Improvement), Series A, 5.375% due 5/01/2013 (c)(f)                                      1,593

                          1,900    Detroit, Michigan, City School District, GO (School Building and Site
                                   Improvement), Series B, 5% due 5/01/2028 (c)                                             1,945

                          1,780    Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5%
                                   due 7/01/2013 (e)(f)                                                                     1,884

                          2,620    Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5%
                                   due 7/01/2034 (e)                                                                        2,685

                          4,600    Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5%
                                   due 7/01/2034 (e)                                                                        4,713



Portfolio Abbreviations

To simplify the listings of BlackRock MuniYield Michigan Insured
Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
GO             General Obligation Bonds
HDA            Housing Development Authority
M/F            Multi-Family
RIB            Residual Interest Bonds



BlackRock MuniYield Michigan Insured Fund II, Inc.


Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                          Value
Michigan               $  2,500    Dickinson County, Michigan, Economic Development Corporation, Environmental
(concluded)                        Improvement Revenue Refunding Bonds (International Paper Company Project),
                                   Series A, 5.75% due 6/01/2016                                                      $     2,584

                          2,170    Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds,
                                   5.80% due 11/01/2024 (h)                                                                 2,235

                          1,610    East Grand Rapids, Michigan, Public School District, GO, 5.75% due
                                   5/01/2009 (d)(f)                                                                         1,664

                          6,300    East Grand Rapids, Michigan, Public School District, GO, 6% due 5/01/2009 (d)(f)         6,537

                            880    Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                   5/01/2014 (d)(f)                                                                           937

                          2,000    Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due
                                   5/01/2023 (d)                                                                            2,126

                          1,000    Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                   5/01/2026 (d)                                                                            1,035

                            370    Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due
                                   5/01/2029 (d)                                                                              382

                            385    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                   Medical Center), Series A, 5.375% due 7/01/2020 (h)                                        390

                            775    Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                   Medical Center), Series A, 6% due 7/01/2020 (h)                                            829

                          1,800    Fowlerville, Michigan, Community Schools, School District, GO, 5% due
                                   5/01/2030 (c)                                                                            1,859

                          3,065    Gibraltar, Michigan, School District, GO (School Building and Site), 5% due
                                   5/01/2014 (c)(f)                                                                         3,263

                            585    Gibraltar, Michigan, School District, GO (School Building and Site), 5% due
                                   5/01/2028 (c)                                                                              605

                          1,000    Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2017 (c)                   1,067

                          1,000    Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2018 (c)                   1,063

                          1,100    Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2019 (c)                   1,169

                            665    Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50%
                                   due 10/01/2012 (a)(f)                                                                      716

                            805    Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                   10/01/2018 (a)                                                                             859

                            190    Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due
                                   10/01/2019 (a)                                                                             203

                          1,500    Grand Rapids, Michigan, Sanitation Sewer System Revenue Refunding and
                                   Improvement Bonds, Series A, 5.50% due 1/01/2022 (c)                                     1,685

                            215    Harper Woods, Michigan, City School District, School Building and Site, GO,
                                   Refunding, 5% due 5/01/2014 (c)(f)                                                         229

                             10    Harper Woods, Michigan, City School District, School Building and Site, GO,
                                   Refunding, 5% due 5/01/2034 (c)                                                             10

                          4,500    Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(f)            4,756

                          1,275    Haslett, Michigan, Public School District, School Building and Site, GO, 5.625%
                                   due 11/01/2011 (e)(f)                                                                    1,364

                          2,660    Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                                   5/01/2029 (d)                                                                            2,748

                          3,975    Jackson, Michigan, Public Schools, GO, 5.375% due 5/01/2010 (c)(f)                       4,138

                          3,000    Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                                   Series A, 5.50% due 7/15/2011 (e)(f)                                                     3,202

                          1,440    Ludington, Michigan, Area School District, GO, 5.25% due 5/01/2023 (e)                   1,521

                          1,125    Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds
                                   (Hillsdale College Project), 5% due 3/01/2035                                            1,143

                          1,000    Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                                   Refunding Bonds (Hope College), Series A, 5.90% due 4/01/2032                            1,042

                            550    Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College
                                   for Creative Studies), 5.85% due 12/01/2022                                                579

                          1,000    Michigan Higher Education Facilities Authority, Revenue Refunding Bonds (College
                                   for Creative Studies), 5.90% due 12/01/2027                                              1,050

                          3,000    Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,
                                   AMT, Series XVII-B, 5.40% due 6/01/2018 (a)                                              3,050

                            500    Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,
                                   AMT, Series XVII-Q, 5% due 3/01/2031 (a)                                                   507

                          1,185    Michigan State Building Authority Revenue Bonds (Facilities Program), Series II,
                                   4.67% due 10/15/2009 (a)(b)(j)                                                           1,089

                          1,675    Michigan State Building Authority Revenue Bonds (Facilities Program), Series II,
                                   4.77% due 10/15/2010 (a)(b)(j)                                                           1,479

                          2,000    Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                   Series II, 5% due 10/15/2029 (e)                                                         2,065

                          4,600    Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                   Series II, 5% due 10/15/2033 (a)                                                         4,775

                          3,870    Michigan State, COP, 5.50% due 6/01/2010 (a)(f)                                          4,041

                          1,000    Michigan State, Comprehensive Transportation Revenue Refunding Bonds, 5% due
                                   5/15/2026 (d)                                                                            1,044

                          1,000    Michigan State, HDA, Limited Obligation M/F Housing Revenue Bonds (Deaconess
                                   Towers Apartments), AMT, 5.25% due 2/20/2048 (l)                                         1,003

                            285    Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                                   10/01/2037 (e)                                                                             287

                          1,500    Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series B, 4.85% due
                                   10/01/2037 (d)                                                                           1,447

                          1,500    Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series D, 5.125% due
                                   4/01/2031 (d)                                                                            1,513

                          1,000    Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan
                                   Obligation Group), Series A, 5.50% due 4/15/2018 (a)                                     1,054

                          1,300    Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                   (Crittenton Hospital), Series A, 5.625% due 3/01/2027                                    1,356

                            380    Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                   (Oakwood Obligated Group), Series A, 5% due 7/15/2025                                      383

                          5,100    Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                   (Oakwood Obligated Group), Series A, 5% due 7/15/2037                                    5,045

                          1,250    Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                   (Sparrow Obligation Group), 5.625% due 11/15/2011 (f)                                    1,345

                          2,495    Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                   (Sparrow Obligated Group), 5% due 11/15/2031                                             2,491

                          2,000    Michigan State Hospital Finance Authority Revenue Bonds (Mercy Health Services),
                                   Series R, 5.375% due 8/15/2026 (a)(b)                                                    2,012

                          5,670    Michigan State Hospital Finance Authority Revenue Bonds (Mid-Michigan Obligor
                                   Group), Series A, 5% due 4/15/2036                                                       5,627

                          1,000    Michigan State Hospital Finance Authority Revenue Bonds (Trinity Health Credit
                                   Group), Series A, 5% due 12/01/2031                                                      1,007

                          7,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                   Health Credit), Series A, 6.125% due 11/15/2009 (e)(f)                                   7,406

                          3,760    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension
                                   Health Credit), Series A, 6.25% due 11/15/2009 (e)(f)                                    3,988

                          1,345    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                   Health System), Series A, 5.25% due 11/15/2032                                           1,375

                          4,065    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford
                                   Health System), Series A, 5% due 11/15/2038                                              4,046

                          3,215    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health
                                   Services), Series X, 6% due 8/15/2009 (e)(f)                                             3,385

                          2,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                   Clemens), Series A, 5.75% due 5/15/2009 (e)(f)                                           2,086

                          1,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount
                                   Clemens), Series A, 6% due 5/15/2009 (e)(f)                                              1,047

                          5,500    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                   Health), Series A, 6% due 12/01/2027 (a)                                                 5,868

                          1,000    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                   Health Credit), Series C, 5.375% due 12/01/2023                                          1,047

                          3,450    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                   Health Credit), Series C, 5.375% due 12/01/2030                                          3,600

                          1,900    Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity
                                   Health Credit Group), Series D, 5% due 8/15/2034                                         1,910

                          9,500    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                   (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.55% due
                                   9/01/2029 (e)                                                                            9,891

                          2,000    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                   (Detroit Edison Company Pollution Control Project), Series AA, 6.95% due
                                   5/01/2011 (c)                                                                            2,206

                          1,375    Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow
                                   Chemical Company Project), AMT, 5.50% due 12/01/2028                                     1,413

                          6,500    Monroe County, Michigan, Economic Development Corporation, Limited Obligation
                                   Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due
                                   9/01/2022 (c)                                                                            8,294

                          1,200    New Lothrop, Michigan, Area Public Schools, School Building and Site, GO, 5% due
                                   5/01/2035 (d)                                                                            1,243

                            600    Oak Park, Michigan, Street Improvement, GO, 5% due 5/01/2030 (e)                           625

                          1,000    Plainwell, Michigan, Community Schools, School District, School Building and
                                   Site, GO, 5.50% due 11/01/2012 (d)(f)                                                    1,076

                          1,000    Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                   (Development Area Number 3), 5.375% due 6/01/2017 (h)                                    1,031

                          1,000    Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                                   5/01/2014 (d)(f)                                                                         1,065

                          1,900    Rochester, Michigan, Community School District, GO, Series II, 5.50% due
                                   11/01/2011 (e)(f)                                                                        2,024

                          1,500    Romulus, Michigan, Community Schools, GO, 5.75% due 5/01/2009 (c)(f)                     1,550

                          1,050    Roseville, Michigan, School District, School Building and Site, GO, Refunding,
                                   5% due 5/01/2031 (d)                                                                     1,092

                          1,450    Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5%
                                   due 7/01/2024 (c)                                                                        1,508

                          1,000    Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5%
                                   due 7/01/2034 (c)                                                                        1,031

                          2,500    Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                                   Company), RIB, Series 282, 8.86% due 8/01/2024 (a)(g)                                    2,714

                          2,650    South Lyon, Michigan, Community Schools, GO, Series A, 5.75% due
                                   5/01/2010 (e)(f)(n)                                                                      2,784

                          1,000    Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5%
                                   due 5/01/2014 (d)(f)                                                                     1,065

                          1,950    Southfield, Michigan, Public Schools, School Building and Site, GO, Series A,
                                   5.25% due 5/01/2014 (d)(f)                                                               2,105

                          1,000    Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due
                                   5/01/2014 (c)(f)                                                                         1,065

                          1,500    Thornapple Kellogg School District, Michigan, GO, Refunding, 5% due
                                   5/01/2032 (e)                                                                            1,565

                          6,500    Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne
                                   County), AMT, Series A, 5.375% due 12/01/2015 (e)                                        6,657

                          1,180    Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel,
                                   Series A, 5% due 12/01/2030 (e)                                                          1,217

                              2    Wayne County, Michigan, Airport Authority Revenue Bonds, DRIVERS, AMT,
                                   Series 1081-Z, 6.51% due 6/01/2013 (e)(g)(n)                                                 3

                          5,200    Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan
                                   Wayne County Airport), AMT, 5% due 12/01/2034 (e)                                        5,289

                          5,300    Wyoming, Michigan, Sewage Disposal System Revenue Bonds, 5% due 6/01/2030 (e)            5,498

                          1,330    Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due
                                   5/01/2029 (e)                                                                            1,374


Puerto Rico - 4.1%        1,100    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Refunding Bonds, Series K, 5% due 7/01/2015 (f)                                  1,181

                          5,300    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Refunding Bonds, Series N, 5.25% due 7/01/2039 (c)                               5,912

                                   Total Municipal Bonds (Cost - $228,763) - 140.9%                                       240,055



                                   Municipal Bonds Held in Trust (m)
Michigan - 26.0%          2,700    Detroit, Michigan, Water Supply System, Senior Lien Revenue Bonds, Series A,
                                   5.75% due 7/01/2011 (c)(f)                                                               2,905

                          5,350    Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program)
                                   Series I, 5.50% due 10/15/2009 (b)                                                       5,539

                          7,000    Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program),
                                   Series I, 5.50% due 10/15/2010 (d)                                                       7,410

                          5,715    Michigan State, COP, Refunding (New Center Development Inc.), 5.75% due
                                   9/01/2010 (b)(e)                                                                         6,079

                          5,045    Michigan State, COP, Refunding (New Center Development Inc.), 5.75% due
                                   9/01/2011 (b)(e)                                                                         5,366

                          8,000    Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                                   Co. Project), Series AA, 6.40% due 8/01/2024 (a)                                         8,343

                          4,475    Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan
                                   Wayne County Airport), AMT, 5.25% due 12/01/2025 (e)                                     4,685

                          3,700    Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan
                                   Wayne County Airport), AMT, 5.25% due 12/01/2026 (e)                                     3,874


Puerto Rico - 2.8%        4,540    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75%
                                   due 7/01/2010 (d)(f)                                                                     4,826

                                   Total Municipal Bonds Held in Trust (Cost - $49,859) - 28.8%                            49,027


                          Shares
                           Held    Short-Term Securities
                          1,166    CMA Michigan Municipal Money Fund, 3.03% (i)(k)                                          1,166

                                   Total Short-Term Securities (Cost - $1,166) - 0.7%                                       1,166

                                   Total Investments (Cost - $279,788*) - 170.4%                                          290,248
                                   Other Assets Less Liabilities - 1.8%                                                     3,082
                                   Liability for Trust Certificates, Including Interest Expense Payable - (14.0%)        (23,933)
                                   Preferred Stock, at Redemption Value - (58.2%)                                        (99,070)
                                                                                                                      -----------
                                   Net Assets Applicable to Common Stock - 100.0%                                     $   170,327
                                                                                                                      ===========

  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                       $    256,514
                                         ============
    Gross unrealized appreciation        $     12,023
    Gross unrealized depreciation             (1,202)
                                         ------------
    Net unrealized appreciation          $     10,821
                                         ============

(a) AMBAC Insured.

(b) Escrowed to maturity.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) Prerefunded.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) ACA Insured.

(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Dividend
    Affiliate                                   Activity            Income

    CMA Michigan Municipal Money Fund           (3,548)              $56

(j) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(k) Represents the current yield as of July 31, 2007.

(l) GNMA Collateralized.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(n) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Michigan Insured Fund II, Inc.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Michigan Insured Fund II, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield Michigan Insured Fund II, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield Michigan Insured Fund II, Inc.


Date: September 20, 2007